Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
9.	INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Current tax provision:
Federal	$8,875	$7,269	$4,805
State	2,420	1,842	1,185

Total current provision	11,295	9,111	5,990

Deferred tax (benefit) provision:
Federal	(2,514)	(2,246)	500
State	(710)	(535)	111

Total deferred (benefit) provision	(3,224)	(2,781)	611

Total tax provision	$8,071	$6,330	$6,601

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended December 31,
	2013	2012	2011
Statutory federal tax rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.7	4.5	4.5
Dividends received deduction	(1.5)	(1.9)	(1.4)
Bank-owned life insurance	(1.8)	(2.2)	(2.3)
Tax exempt income	(4.0)	(3.1)	(0.5)
Other, net	1.9	1.4	0.2

Effective tax rates	34.3%	33.7%	35.5%

The components of the net deferred tax asset are as follows:

	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Federal	$13,945	$11,816
State	3,950	3,353

	17,895	15,169

Deferred tax liabilities:
Federal	(3,524)	(4,372)
State	(893)	(1,087)

	(4,417)	(5,459)

Net deferred tax asset	$13,478	$9,710

The tax effects of each item that give rise to deferred tax assets are as follows:

	December 31,
	2013	2012
	(In thousands)
Net unrealized gain on securities available for sale	$(2,969)	$(3,615)
Depreciation and amortization	(902)	(1,293)
Other-than-temporary impairment losses	97	97
Allowance for loan losses	10,349	8,376
Employee benefit and retirement plans	3,687	3,102
Acquisition accounting	2,362	2,581
Other, net	854	462

Net deferred tax asset	$13,478	$9,710

The Company reduces deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is not “more likely than not” that some portion or all of the deferred tax assets will be realized. The Company assesses the realizability of its deferred tax assets by assessing the likelihood of the Company generating federal and state tax income, as applicable, in future periods in amounts sufficient to offset the deferred tax charges in the periods they are expected to reverse. Based on this assessment, management concluded that a valuation allowance was not required as of December 31, 2013, 2012 and 2011.

A summary of the change in the net deferred tax asset is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Balance at beginning of year	$9,710	$7,434	$5,441
Deferred tax benefit (provision)	3,224	2,781	(611)
Deferred tax effects of:
Change in net unrealized gain (loss) on securities available for sale	646	(489)	2,511
Amortization of defined benefit plan net actuarial loss and prior service cost	(102)	(16)	93

Balance at end of year	$13,478	$9,710	$7,434

The federal income tax reserve for loan losses at the Company’s base year is $9.8 million. If any portion of the reserve is used for purposes other than to absorb loan losses, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the year in which used. As the Company intends to use the reserve to absorb only loan losses, a deferred tax liability of $4.0 million has not been provided.

The Company’s income tax returns are subject to review and examination by federal and state taxing authorities. The Company is currently open to audit under the applicable statutes of limitations by the Internal Revenue Service for the years ended December 31, 2010 through 2013. The years open to examination by state taxing authorities vary by jurisdiction; no years prior to 2010 are open. Mt. Washington’s final income tax return as of January 4, 2010 is also open to audit.